Assets and Liabilities in Currencies Other than the Peso	12 Months Ended
Dec. 31, 2020
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Assets and Liabilities in Currencies Other than the Peso

37.	ASSETS AND LIABILITIES IN CURRENCIES OTHER THAN THE PESO

	2020				2019			2018
	Amount in currencies other than the Peso		Exchange rate in force (1)	Total	Amount in currencies other than the Peso	Exchange rate in force (1)	Total	Amount in currencies other than the Peso	Exchange rate in force (1)	Total
Noncurrent assets
Other receivables
U.S. dollar	27		83.95	2,233	1	59.69	60	10	37.50	375
Chilean peso	—		—	—	—	—	—	11	0.05	1
Bolivian peso	7		12.06	84	14	8.58	119	—	—	—
Trade receivables
U.S. dollar	98		83.95	8,221	220	59.69	13,132	489	37.50	18,338

Total noncurrent assets				10,538			13,311			18,714

Current assets
Other receivables
U.S. dollar	176		83.95	14,762	276	59.69	16,474	191	37.50	7,163
Euro	3		103.07	259	4	66.85	267	2	42.84	86
Chilean peso	9,242		0.12	1,109	5,241	0.08	419	6,253	0.05	313
Yen	105		0.81	85	151	0.55	83	—	—	—
Bolivian peso	14		12.06	168	—	—	—	—	—	—
Pound sterling	1		114.22	143	—	—	—	—	—	—
Trade receivables
U.S. dollar	657		83.95	55,196	939	59.69	56,030	907	37.50	34,013
Chilean peso	7,108		0.12	853	17,221	0.08	1,378	15,285	0.05	764
Euro	—	(2)	103.07	2	—	—	—	—	—	—
Investments in financial assets
U.S. dollar	118		83.95	9,882	140	59.69	8,370	292	37.50	10,941
Cash and cash equivalents
U.S. dollar	126		83.95	10,593	723	59.69	43,172	900	37.50	33,750
Chilean peso	608		0.12	73	1,685	0.08	135	1,097	0.05	55
Bolivian peso	—		—	—	10	8.58	90	—	—	—

Total current assets				93,125			126,418			87,085

Total assets				103,663			139,729			105,799

Noncurrent liabilities
Provisions
U.S. dollar	1,991		84.15	167,542	2,020	59.89	120,968	1,956	37.70	73,741
Lease liabilities
U.S. dollar	274		84.15	23,069	674	59.89	40,388	—	—	—
Loans
U.S. dollar	6,129		84.15	515,765	6,863	59.89	411,032	6,475	37.70	244,094
Other liabilities
U.S. dollar	35		84.15	2,960	12	59.89	699	14	37.70	523
Accounts payable
U.S. dollar	3		84.15	275	6	59.89	359	3	37.70	113

Total noncurrent liabilities				709,611			573,446			318,471

Current liabilities
Provisions
U.S. dollar	40		84.15	3,367	59	59.89	3,555	73	37.70	2,752
Chilean peso	575		0.12	69	—	—	—	—	—	—
Taxes payable
Chilean peso	1,375		0.12	165	3,102	0.08	248	1,752	0.05	88
Salaries and social security
U.S. dollar	9		84.15	731	7	59.89	406	6	37.70	226
Chilean peso	—		—	—	—	—	—	274	0.05	14
Lease liabilities
U.S. dollar	263		84.15	22,093	357	59.89	21,384	—	—	—
Loans
U.S. dollar	1,436		84.15	120,839	1,229	59.89	73,599	1,206	37.70	45,475
Chilean peso	2,958		0.12	355	2,993	0.08	239	—	—	—
Swiss franc	—		—	—	—	—	—	302	38,31	11,563
Other liabilities
U.S. dollar	108		84.15	9,062	22	59.89	1,310	12	37.70	452
Accounts payable
U.S. dollar	831		84.15	69,942	1,181	59.89	70,711	1,087	37.70	40,980
Euro	17		103.53	1,770	16	67.23	1,053	21	43.16	906
Chilean peso	6,400		0.12	768	3,744	0.08	300	2,202	0.05	110
Bolivian peso	—		12.06	—	7	8.58	60	—	—	—
Yen	384		0.82	315	133	0.55	73	13	0.34	4
Pound sterling	—	(2)	113.81	25	—	—	—	—	—	—

Total current liabilities				229,501			172,938			102,570

Total liabilities				939,112			746,384			421,041

(1)	Exchange rate in force at December 31, 2020, 2019 and 2018 according to BNA.
(2)	Registered value less than 1.